Warrant liabilities	6 Months Ended
Jun. 30, 2025
Warrant Liabilities [Abstract]
Warrant liabilities
17.	Warrant liabilities

	Six months ended June 30
	2025		2024
Public Warrants	No. of units	Amount	No. of units	Amount
At January 1	958,272	$910,263	958,272	$287,482
Change in fair value	-	(177,376)	-	219,364
At June 30	958,272	$732,887	958,272	$506,846

	Six months ended June 30
	2025		2024
Private Warrants	No. of units	Amount	No. of units	Amount
At January 1	1,206,250	$19,172,009	2,000,000	$5,934,000
Warrants granted	-	-	825,000	3,642,663
Warrants exercised	(1,206,250)	(20,880,595)	-	-
Change in fair value	-	1,708,586	-	(4,592,606)
At June 30	-	$-	2,825,000	$4,984,057
a)	Public warrants may only be exercised for a whole number of shares. The public warrants will expire five years from the consummation of the business combination on July 13, 2023 (the “Closing Date”) or earlier upon redemption or liquidation. Once the warrants become exercisable, the Company may redeem the outstanding warrants for redemption at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”) and if the closing price of the ordinary share equals or exceeds $180.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders. Each warrant entitles the registered holder to purchase one share of ordinary share at a price of $115.00 per share. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of issuances of ordinary share at a price below its exercise price, share dividend, extraordinary dividend or capital recapitalization, capital reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their respective exercise prices.

b)	The private warrants were granted along with convertible preference shares associated with a securities purchase agreement entered on September 19, 2023 and February 20, 2024, respectively. See Note 18 for the details. The private warrants had an exercise price of $5.90 per ordinary share and were exercisable at any time after its issuance until the fifth anniversary of the date they became exercisable (the “Termination Date”). The Company had the right to extend the termination date. As of June 30, 2025, all private warrants have been fully exercised.